Expense Example - FidelityMarylandMunicipalIncomeFund-PRO - FidelityMarylandMunicipalIncomeFund-PRO - Fidelity Maryland Municipal Income Fund - Fidelity Maryland Municipal Income Fund	Oct. 30, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689